Label	Element	Value
Matthews Korea Active ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matthews Korea Active ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of this Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Matthews Korea Active ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea.
A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project that has at least 50% of its assets or operations in that country or region; (iii) it is at least 50% secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in the MSCI Korea 25/50 Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The
Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.
The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On July 14, 2023, the Fund acquired the assets and assumed the liabilities of the Matthews Korea Fund, a series the Trust (the “Predecessor Fund”), in a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund adopted the performance and financial history of the Institutional Class of the Predecessor Fund. The performance information provided below includes that of the Institutional Class of the Predecessor Fund. The Fund has the same investment objective and substantially similar strategies as the Predecessor Fund. However, the Fund has a lower net expense ratio than each share class of the Predecessor Fund. As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Fund. The performance of the Fund’s benchmark indexes are also shown below.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Fund.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q4 2020 29.62% Worst Quarter Q1 2020 -22.40%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Matthews Korea Active ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in the Fund could go down, meaning you could lose money.
Matthews Korea Active ETF | Political Social and Economic Risks of Investing in Asia [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Matthews Korea Active ETF | Geopolitical Events Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Geopolitical Events Risk: The interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi- governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the global financial markets.

Matthews Korea Active ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Matthews Korea Active ETF | Risks Associated with Emerging Markets [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Emerging Markets: Many Asian countries are considered emerging markets. Such markets are often less stable politically and economically than developed markets such as the U.S., and investing in these markets involves different and greater risks due to, among other factors, differ- ent accounting standards; variable quality and reliability of financial information and related audits of companies; higher brokerage costs and thinner trading markets as compared to those in developed countries; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments. There may be less publicly available information about companies in many emerging market countries, and the stock exchanges and brokerage industries in many emerging market countries typically do not have the level of government oversight as do those in the U.S. Securities markets of many emerging market countries are also substantially smaller, less liquid and more volatile than securities markets in the U.S. Additionally, investors may have substantial difficulties bringing legal actions to enforce or protect investors’ rights, which can increase the risks of loss.

Matthews Korea Active ETF | Risks Associated with South Korea [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with South Korea: Investing in South Korean securities has special risks, including those related to political, economic and social instability in South Korea, and the potential for increased militarization in North Korea. Securities trading on South Korean securities markets are concentrated in a relatively small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Matthews Korea Active ETF | Growth Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.

Matthews Korea Active ETF | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities may be affected by changes in an issuer’s financial condition, factors that affect a particular industry or industries, or as a result of changes in overall market, economic and political conditions that are not specifically related to a company or industry.

Matthews Korea Active ETF | Preferred Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Preferred Stock Risk: Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.

Matthews Korea Active ETF | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Matthews Korea Active ETF | Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Volatility Risk: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).

Matthews Korea Active ETF | ETF Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ETF Risks: The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk: Only an Authorized Participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that may act as APs, and none of these APs are or will be obligated to engage in creation or redemption transactions. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace with respect to the Fund’s shares. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face trading halts and/or delisting (that is, investors would no longer be able to trade the Fund’s shares in the secondary market): (i) APs exit the business or otherwise become unable to process creation and/or redemption orders (including in situations where APs have limited or diminished access to capital required to post collateral), and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•	Cash Redemption Risk: Unlike many ETFs, the Fund’s investment strategy may require it to redeem shares of the Fund for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in‑kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in‑kind redemption process was used. Cash redemptions may also entail higher transaction costs than in‑kind redemptions, which costs may be passed on to redeemers of creation units of Fund shares in the form of redemption transaction fees. The cost of cash redemptions could also reduce the Fund’s NAV to the extent that those costs are not fully offset by the redemption transaction fee charged to the redeeming Authorized Participant.
•	Costs of Buying or Selling Shares: Due to the costs of buying or selling, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments. The bid/ask spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid/ask spread may increase significantly. This means that Fund shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant mar‑ ket volatility. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares of the Fund and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund.
•	Large Shareholder Risk: Shares of the Fund may be owned from time to time by one or more large shareholders, including Authorized Participants, market makers, third party investors, Matthews or affiliates of Matthews or the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its shares, the Fund may be forced to selling securities when it otherwise would not have done so, accelerating the realization of capital gains, and increasing transaction costs. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange causing reduced liquidity or have a material effect on the market price of the shares of the Fund.
•	Shares May Trade at Prices Other Than NAV: As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although the creation/ redemption feature is designed to help the market price of Fund shares approximate the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV and there may be times when the market price of Fund shares is more than the intra‑day value of the Fund’s holdings (premium) or less than the intra‑day value of the Fund’s holdings (discount) due to supply and demand of the Fund’s shares, during periods of market volatility or for other reasons. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases shares of the Fund at a time when the market price is at a premium to the NAV of the shares or sells at a time when the market price is at a discount to the NAV of the shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. Given the nature of the relevant markets for certain of the securities for the Fund, shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the NAV of Fund shares may widen.
•	Trading: Although shares of the Fund are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that the shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. Trading in Fund shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the exchange occurs, a shareholder may be unable to purchase or sell shares of a Fund. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Matthews Korea Active ETF | Risks Associated with Smaller Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general.

Matthews Korea Active ETF | Risks Associated with Medium Size Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Medium‑Size Companies: Medium‑size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Matthews Korea Active ETF | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk: The Fund is actively managed by Matthews. There is the risk that Matthews may select securities that underperform the relevant stock market(s), the Fund’s benchmark index or other funds with similar invest- ment objectives and investment strategies.

Matthews Korea Active ETF | Sector Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Concentration Risk: To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.
–	Information Technology Sector Risk: As of December 31, 2023, 38% of the Fund’s assets were invested in the information technology sector. Information technology companies may be significantly affected by aggressive pricing as a result of intense competition and by rapid product obsolescence due to rapid development of technological innovations and frequent new product introduction. Other factors, such as short product cycle, possible loss or impairment of intellectual property rights, and changes in government regulations, may also adversely impact information technology companies.

Matthews Korea Active ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk: With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Matthews Korea Active ETF | Matthews Korea Active ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
One year:	rr_ExpenseExampleYear01	$ 81
Three years:	rr_ExpenseExampleYear03	252
Five years:	rr_ExpenseExampleYear05	439
Ten years:	rr_ExpenseExampleYear10	$ 978
2014	rr_AnnualReturn2014	(0.73%)
2015	rr_AnnualReturn2015	15.16%
2016	rr_AnnualReturn2016	(6.32%)
2017	rr_AnnualReturn2017	43.70%
2018	rr_AnnualReturn2018	(22.21%)
2019	rr_AnnualReturn2019	3.80%
2020	rr_AnnualReturn2020	40.77%
2021	rr_AnnualReturn2021	(0.33%)
2022	rr_AnnualReturn2022	(25.42%)
2023	rr_AnnualReturn2023	15.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
1 year	rr_AverageAnnualReturnYear01	15.41%
5 years	rr_AverageAnnualReturnYear05	4.71%
10 years	rr_AverageAnnualReturnYear10	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2010
Matthews Korea Active ETF | Return after taxes on distributions | Matthews Korea Active ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.64%	[1]
5 years	rr_AverageAnnualReturnYear05	3.40%	[1]
10 years	rr_AverageAnnualReturnYear10	2.65%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2010	[1]
Matthews Korea Active ETF | Return after taxes on distributions and sale of Fund shares | Matthews Korea Active ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.10%	[1]
5 years	rr_AverageAnnualReturnYear05	3.64%	[1]
10 years	rr_AverageAnnualReturnYear10	3.28%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2010	[1]
Matthews Korea Active ETF | MSCI Korea 25/50 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	21.31%
5 years	rr_AverageAnnualReturnYear05	5.06%
10 years	rr_AverageAnnualReturnYear10	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2010
Matthews Korea Active ETF | Korea Composite Stock Price Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.24%	[3]
5 years	rr_AverageAnnualReturnYear05	4.31%	[3]
10 years	rr_AverageAnnualReturnYear10	2.61%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2010	[3]

[1]
After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	Index launched on 11/22/12.
[3]	Korea Composite Stock Price Index performance data may be readjusted periodically by the Korea Exchange due to certain factors, including the declaration of dividends.